Earnings (loss) per share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Earnings (loss) per share

26 Earnings (loss) per share

Basic earnings (loss) per share is calculated by means of the division of profit (loss) for the year attributable to the Company’s common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company’s bylaws, as described in Note 25.2, particularly in relation to the limited rights enjoyed by class “B” preferred shares. The calculation of the diluted earnings (loss) per share is based on the weighted average of class “A” preferred shares, assuming the conversion of all preferred shares into treasury that would cause the dilution.

Class A preferred shares participate in dividends with common shares after the mandatory dividends has been attributed in accordance with the formula provided for in the Company’s bylaws, as described in Note 25.2 and there is no highest limit for their participation.

The table below shows the reconciliation of profit or loss for the year adjusted for the amounts used to calculate basic and diluted earnings (losses) per share.

	2024	2023	2022
	Basic and diluted	Basic and diluted	Basic and diluted

Loss for the year attributed to Company's shareholders	(11,320)	(4,579)	(336)
	-	-	-
Reconciliation of income available for distribution, by class (numerator):
Common shares	(6,413)	(2,595)	(191)
Preferred shares class "A"	(4,900)	(1,981)	(145)
Preferred shares class "B"	(7)	(3)	-
	(11,320)	(4,579)	(336)

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	345,060,365	344,796,036	344,329,470
Preferred shares class "B"	478,790	478,790	478,790
	797,207,807	796,943,478	796,476,912

Loss per share (in R$)
Common shares	(14.1998)	(5.7458)	(0.4215)
Preferred shares class "A"	(14.1998)	(5.7458)	(0.4215)
Preferred shares class "B"	(14.1998)	(5.7458)	(0.4215)

Weighting of shares

			2023		2022
		Basic and diluted		Basic and diluted
			Preferred shares		Preferred shares
		Class "A"		Class "A"
		Outstanding	Weighted	Outstanding	Weighted
	Nota	shares	average	shares	average

Amount at beginning of the year		344,394,984	344,394,984	344,158,226	344,158,226

Incentive long term plan payments with treasury shares	25.2	665,381	401,052	236,758	171,244

Amount at the end of the year (i)		345,060,365	344,796,036	344,394,984	344,329,470

(i)	There was no change in the number of shares in 2024.